Unaudited Interim Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Unaudited Interim Condensed Consolidated Statement of Operations [Abstract]
Vessel revenue, net	$ 31,193	$ 34,607
Expenses:
Voyage expenses	(4,818)	(1,383)
Vessel operating expenses	(12,709)	(15,174)
Management fees	(309)	(400)
Management fees- related party	(1,343)	(1,291)
General and administration expenses	(2,628)	(3,265)
Depreciation and amortization	(6,192)	(7,090)
Amortization of deferred dry-docking costs	(2,625)	(2,625)
Gain on sale of vessels, net	1,773	1,426
Operating income	2,342	4,805
Other income / (expenses), net:
Interest and finance costs	(5,186)	(6,248)
Interest and finance costs-related party	(48)	0
Interest and other income	105	256
Loss on equity method investment	(50)	0
Loss on extinguishment of debt	(640)	(397)
Gain on acquisition of RGI	1,268	0
Foreign currency exchange (loss) / gain, net	(232)	22
Total other expenses, net	(4,783)	(6,367)
Net loss	(2,441)	(1,562)
Less: Net loss attributable to non-controlling interest	(29)	0
Net loss attributable to United Maritime Corporation	(2,412)	(1,562)
Net loss attributable to common stockholders of United Maritime Corporation	$ (2,412)	$ (1,562)
Loss per common share, basic (in dollars per share)	$ (0.27)	$ (0.18)
Loss per common share, diluted (in dollars per share)	$ (0.27)	$ (0.18)
Weighted average number of common shares outstanding, basic (in shares)	8,841,632	8,723,765
Weighted average number of common shares outstanding, diluted (in shares)	8,841,632	8,797,527